Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	19
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$ 1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$ 267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$ 419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$ 218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$ 1,171,300,000.00	87.217%

Overcollateralization		$ 134,552,694.83	10.019%
YSOA		$ 37,122,155.64	2.764%
Total Original Pool Balance		$ 1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$399,936,867.48	0.9545033	$374,952,207.43	0.8948740	$24,984,660.05
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$618,236,867.48	0.5278211	$593,252,207.43	0.5064904	$24,984,660.05

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	44.52		43.58
Pool Receivables Balance	$733,912,687.81		$703,844,677.19
Remaining Number of Receivables	55,595		54,462

Adjusted Pool Balance	$715,447,490.06		$686,225,665.44

III. COLLECTIONS

Principal:
Principal Collections	$29,121,854.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$861,971.70
Total Principal Collections	$29,983,825.71

Interest:
Interest Collections	$2,697,212.97
Late Fees & Other Charges	$40,434.53
Interest on Repurchase Principal	$-
Total Interest Collections	$2,737,647.50

Collection Account Interest	$1,596.54
Reserve Account Interest	$408.92
Servicer Advances	$-

Total Collections	$32,723,478.67

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	19
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$32,723,478.67
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,723,478.67

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$611,593.91		$611,593.91	$611,593.91
Collection Account Interest					$1,596.54
Late Fees & Other Charges					$40,434.53
Total due to Servicer					$653,624.98

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$323,282.30		$323,282.30
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$619,806.47		$619,806.47	$619,806.47

Available Funds Remaining:					$31,450,047.22

3. Principal Distribution Amount:					$24,984,660.05

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$24,984,660.05
Class A-4 Notes		$-
Class A Notes Total:	24,984,660.05	$24,984,660.05
Total Noteholders Principal		$24,984,660.05

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			6,465,387.17

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,465,197.75
Beginning Period Amount	$18,465,197.75
Current Period Amortization	$846,186.00
Ending Period Required Amount	$17,619,011.75
Ending Period Amount	$17,619,011.75
Next Distribution Date Required Amount	$16,793,645.76

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$ 97,210,622.58	$ 92,973,458.01	$ 92,973,458.01
Overcollateralization as a % of Adjusted Pool		13.59%	13.55%	13.55%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	19
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.09%	53,968	99.04%	$697,072,188.67
30 - 60 Days	0.75%	411	0.80%	$5,658,374.65
61 - 90 Days	0.13%	72	0.14%	$956,316.34
91 + Days	0.02%	11	0.02%	$157,797.53
		54,462		$703,844,677.19
Total
Delinquent Receivables 61 + days past due	0.15%	83	0.16%	$1,114,113.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	121	0.23%	$1,673,179.48
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	163	0.30%	$2,314,926.14
Three-Month Average Delinquency Ratio	0.22%		0.23%

Repossession in Current Period		48		$738,707.37
Repossession Inventory		61		$583,554.39

Charge-Offs
Gross Principal of Charge-Off for Current Period				$946,156.61
Recoveries				$(861,971.70)
Net Charge-offs for Current Period				$84,184.91

Beginning Pool Balance for Current Period				$733,912,687.81

Net Loss Ratio				0.14%
Net Loss Ratio for 1st Preceding Collection Period				0.57%
Net Loss Ratio for 2nd Preceding Collection Period				0.19%
Three-Month Average Net Loss Ratio for Current Period				0.30%

Cumulative Net Losses for All Periods				$5,882,257.57
Cumulative Net Losses as a % of Initial Pool Balance				0.44%

Principal Balance of Extensions				$2,351,597.35
Number of Extensions				139

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